Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 413,182,184	$ 13,814,182	$ 371,092,421	$ 290,441,208
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	103,987,781	3,476,689	$ 92,117,839	$ 83,873,393
Packaging And Testing segments [member] | Customer Two [member]
Disclosure of operating segments [line items]
Operating revenue	$ 44,653,072	$ 1,492,914